Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 19,914
2021	16,009
2022	11,885
2023	7,119
2024	3,391
Thereafter	3,202
Total lease payments	61,520
Less imputed interest	(3,150)
Total	$ 58,370